SUBSEQUENT EVENTS (Details) (USD $)					1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	May 14, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	May 30, 2013 Subsequent Event [Member] Windsor Petroleum Transport Corportation Term Notes [Member]	Apr. 30, 2013 Subsequent Event [Member] Windsor Petroleum Transport Corportation Term Notes [Member]
Subsequent Event [Line Items]
Paid-up share capital before and after adjustment	$ 194,646,000	$ 194,646,000	$ 77,858,502
Adjustment to additional paid in capital, reduction to ordinary shares par value (in dollars per share)			$ 1.50
Ordinary shares issued (in shares)				77,858,502
Ordinary shares authorized - par value (in dollars per share)	$ 2.50	$ 2.50	$ 1.00
Ordinary shares authorized (in shares)			312,500,000
Term notes in subsidiary entity sold					8,500,000	1,700,000
Proceeds from issuance of term notes					$ 5,200,000	$ 1,000,000